Weighted-Average Assumptions used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.60%	5.24%	5.77%
Expected return on plan assets	7.67%	7.73%	7.73%
Rate of compensation increase	4.41%	4.37%	4.37%
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.29%	4.90%	5.45%
Expected return on plan assets	7.75%	7.75%	7.75%
Rate of compensation increase